Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents Balance	Cash and cash equivalents balance as of December 31, 2019 and 2020 primarily consist of the following currencies:

	December 31, 2019		December 31, 2020
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	475,991	475,991	989,824	989,824
US$	88,716	618,902	344,450	2,247,500
SGD	3,537	18,300	11,131	54,892
Others(i)	N/A	—	N/A	1,357

Total		1,113,193		3,293,573

(i)	As of December 31, 2020, the other currencies consist of Hong Kong Dollar, Brazilian Real and Thai Baht.